Related Party Transactions and Balances (Other Receivables Due from Related Parties) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Other receivables due from related parties	$ 2,924	$ 1,787,505
Hurray! Media Co., Ltd. [Member]
Related Party Transaction [Line Items]
Other receivables due from related parties	0	1,246,641
Seed Music Group Limited [Member]
Related Party Transaction [Line Items]
Other receivables due from related parties	0	0
Shanda Capital Limited [Member]
Related Party Transaction [Line Items]
Other receivables due from related parties	0	495,196
Other companies under control of Shanda [Member]
Related Party Transaction [Line Items]
Other receivables due from related parties	$ 2,924	$ 45,668